SCHEDULE OF CUMULATIVE DIVIDENDS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Equity [Abstract]
Stockholders at period beginning		$ 35
Accumulated dividends beginning		173,496
Stockholders at period issued
Accumulated dividends issued		126,542
Conversion of stock amount converted		(35)
Accumulated dividends converted		(300,038)
Stockholders at period ending
Accumulated dividends ending